Deposits (Narrative) (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2008 KRW
Deposits
Maintain reserve minimum	0.00%
Maintain reserve maximum	7.00%
Deposit insurance amount covered by KDIC		50
Premium rate of the average deposit paid to KDIC	0.18%
Premium amount of average deposit paid to KDIC		237,852	219,915	207,264